Cover	12 Months Ended
Jun. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-42281
Entity Registrant Name	Premium Catering (Holdings) Limited
Entity Central Index Key	0001998056
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6 Woodlands Walk
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	738398
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0000005 per share
Trading Symbol	PC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6732
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Premium Catering (Holdings) Limited and its subsidiaries (collectively referred to as the “Company”) as of June 30, 2024 and 2025, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for each of the three years in the period ended June 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2024 and 2025, and the results of its loss and its cash flows for each of the three years in the period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	18,652,750
Entity Listing, Par Value Per Share | $ / shares	$ 0.0000005
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	10,547,250
Entity Listing, Par Value Per Share | $ / shares	$ 0.0000005
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6 Woodlands Walk
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	738398
City Area Code	+65
Local Phone Number	6355 9488
Contact Personnel Name	Mr. Gao Lianquan
Contact Personnel Email Address	ceo@premiumcateringholdings.com